Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Net income (loss)	¥ 38,385	¥ 5,361	¥ 104,648	¥ 11,437
Other comprehensive income (loss):
Change in cumulative translation adjustments, net of tax	(5,542)	(3,975)	27,431	(21,343)
Defined benefit pension plans:
Pension liability adjustment	449	328	2,005	4,062
Deferred income taxes	(171)	(99)	(703)	(1,123)
Total	278	229	1,302	2,939
Non-trading securities:
Net unrealized gain (loss) on non-trading securities	4,471	(642)	1,469	(1,032)
Deferred income taxes	(1,286)	731	(645)	(17)
Total	3,185	89	824	(1,049)
Total other comprehensive income (loss)	(2,079)	(3,657)	29,557	(19,453)
Comprehensive income (loss)	36,306	1,704	134,205	(8,016)
Less: Comprehensive income attributable to noncontrolling interests	962	2,411	1,382	5,997
Comprehensive income (loss) attributable to NHI shareholders	¥ 35,344	¥ (707)	¥ 132,823	¥ (14,013)